Financial Liabilities at Amortised Cost (Tables)	12 Months Ended
Dec. 31, 2025
Financial Liabilities At Amortised Cost [Abstract]
Schedule of Time Deposits and Other Time Liabilities

	As of December 31,
	2025	2024
	MCh$	MCh$
Deposits and other demand liabilities
Checking accounts	11,674,317	11,898,457
Demand accounts	464,930	450,202
Other demand deposits	471,543	430,519
Obligation related to payments cards provision	30,148	35,196
Other demand liabilities	1,434,652	1,446,235
Subtotal	14,075,590	14,260,609
Time deposits and other time liabilities
Time deposits	16,216,079	16,867,607
Time savings account	269,821	221,973
Other time liabilities	7,883	9,045
Subtotal	16,493,783	17,098,625
Obligations under repurchase agreements
Transactions with domestic banks	662,793	–
Transactions with foreign banks	699,048	–
Transactions with other Chilean entities	225,245	276,588
Transactions with other foreign entities	1,168,157
Subtotal	2,755,243	276,588
Interbank borrowings
Loans from chilean financial institutions	30,052	52,311
Loans from foreign financial institutions	3,404,185	4,285,636
Loans from Chilean Central Bank	–	–
Subtotal	3,434,237	4,337,947
Issue debt instruments
Mortgage finance bonds	55	220
Senior bonds	7,643,750	8,067,274
Mortgage bond	55,295	65,781
Subtotal	7,699,100	8,133,275
Other financial liabilities
Other domestic obligations	193,693	200,337
Foreign obligations	30,628	204
Subtotal	224,321	200,541

Total	44,682,274	44,307,585

Schedule of Obligations Related to Instruments Sold under Repurchase Agreements	As of December 31, 2025 and 2024, obligations related to instruments sold under repurchase agreements are as follows:

	As of December 31,
	2025				2024
	From 1 day to less than 3 months	More than 3 months and less than 1 year	More than 1 year	Total	From 1 day to less than 3 months	More than 3 months and less than 1 year	More than 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Transactions with domestic banks
Repurchase agreements with other banks	-	662,793	-	662,793			-	-
Subtotal	-	662,793	-	662,793	-	-	-	-
Transactions with foreign banks
Repurchase agreements with other banks	-	699,048	-	699,048		-	-	-
Subtotal	-	699,048	-	699,048	-	-	-	-
Transactions with other Chilean entities
Repurchase agreements	-	225,245	-	225,245	-	276,588	-	276,588
Subtotal	-	225,245	-	225,245	-	276,588	-	276,588
Transactions with other foreign entities
Repurchase agreements	-	593,788	574,369	1,168,157	-	-	-	-
Subtotal	-	593,788	574,369	1,168,157	-	-	-	-

Total	-	2,180,874	574,369	2,755,243	-	276,588	-	276,588

Schedule of Interbank Borrowings
As of December 31, 2025 and 2024 the Interbank borrowings are as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Loans from Chilean Central Bank
Other liabilities with Chilean Central Bank	-	-
Subtotal	-	-
Loans from chilean financial institutions
Commercial interbank loans	30,052	52,311
Subtotal	30,052	52,311
Loans from foreign financial institutions
State Bank Of India	503,802	776,749
International Finance Corporate	489,946	296,139
Hong Kong and Shanghai Banking	378,852	397,288
Wells Fargo Bank NA	371,999	538,546
Citibank N.A.	190,226	385,461
Bank of America	180,301	179,688
Standard Chartered Bank	147,040	161,666
Commerzbank Ag	133,285	151,921
The Bank Of New York Mellon	133,014	220,051
Zurcher Kantonalbank	127,768	148,656
Caixabank Sa	113,522	127,882
JPMorgan Chase Bank	92,236	52,224
Banco de Desarrollo de América Latina y el Caribe	92,096	101,000
Sumitomo Mitsui Banking Corporation	90,322	249,618
Banco Santander	89,375	-
Agricultural Bank Of China	81,336	3,034
Instituto De Credito Oficial	49,881	5,519
Banco Bilbao Vizcaya Argentaria	46,070	150,848
Lloyds Bank Plc	27,750	30,087
Banco Santander Singapur	15,605	29,132
Bank Of China	13,672	1,738
Banco Santander Hong Kong	10,903	55,982
Abanca Corporacion Bancaria S.A.	9,267	25,351
CORFO	3,288	-
China Merchants Bank	3,056	300
Santander Madrid	2,668	-
Industrial And Commercial Bank	2,341	471
China Construction Bank	1,266	75
China CITIC Bank	1,137	-
Bnp Paribas Sa	287	51,235
Banco Santander Mexico	263	-
Industrial Bank of Korea	262	-
Shanghai Pudong Development Bank	250	-
Banco De Sabadell S.A.	220	-
Bancomer S.A.	200	-
Banco Santander Brasil	143	-
Continued…
NOTE 17 - FINANCIAL LIABILITIES AT AMORTISED COST, continued

	As of December 31,
Continued...	2025	2024
	MCh$	MCh$
Loans from foreign financial institutions, continued
Santander UK plc	132	-
Credit Agricole Italia SPA	73	-
Korea Exchange Bank	70	171
Kbc Bank Nv	57	274
Wachovia Bank Na	55	163
Taiwan Cooperative Bank Ltd	49	-
Bank Of Communications	36	157
Bank for Investment and Development	35	134
Export-Import Bank of Thailand	29	-
Saudi National Bank	-	103,009
Bank Of Baroda	-	19,900
DZ Bank AG Deutsche Zentral-Genossenschaftsbank	-	14,918
Dresdner Bank Frankfurt	-	3,243
Banco De La Provincia De Buenos Aires	-	865
Mufg Bank, Ltd.	-	460
Cassa Di Risparmio Di Parma E	-	414
Itau Unibanco S/A	-	262
Banco Santander Central Hispano	-	209
Turkiye Garanti Bankasi	-	187
The Industrial And Commercial	-	152
Shinhan Bank	-	139
Finansbank A.S.	-	90
Hua Nan Commercial Bank, Ltd.	-	71
Arab Bank Plc	-	40
Intesa Sanpaolo Spa	-	30
Icici Bank Limited	-	28
National Bank Of Greece S.A.	-	21
Deutsche Bank Ag	-	18
Unicredit Bulbank Ad	-	18
Santander Madrid Rrhh Convenio Social	-	2
Subtotal	3,404,185	4,285,636

Total	3,434,237	4,337,947

Schedule of Loans from Chilean Financial Institutions by Maturity Amount
These obligations’ maturities are as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Due within 1 year	30,052	12,311
Due within 1 and 2 year	-	40,000
Due within 2 and 3 year	-	-
Due within 3 and 4 year	-	-
Due after 5 years	-	-
Total loans from Chilean financial institutions	30,052	52,311
NOTE 17 - FINANCIAL LIABILITIES AT AMORTISED COST, continued

	As of December 31,
	2025	2024
	MCh$	MCh$
Due within 1 year	2,513,436	3,353,155
Due within 1 and 2 year	369,126	630,918
Due within 2 and 3 year	289,966	197,765
Due within 3 and 4 year	-	-
Due after 4 to 5 years	223,890	-
Due after 5 years	7,767	103,798
Total loans from foreign financial institutions	3,404,185	4,285,636

Schedule of Debts Classified
Debts classified as current are either demand obligations or will mature in one year or less. All other debts are classified as non-current, The Bank’s debts, both current and non-current, are summarised below:

	As of December 31, 2025			As of December 31, 2024
	Current	Non-current	Total	Current	Non-current	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Mortgage finance bonds	55	-	55	213	7	220
Senior bonds	2,365,010	5,278,740	7,643,750	2,646,294	5,420,980	8,067,274
Mortgage bond	-	55,295	55,295	-	65,781	65,781
Issued debt instruments	2,365,065	5,334,035	7,699,100	2,646,507	5,486,768	8,133,275

Other financial liabilities	224,321	-	224,321	200,541	-	200,541

Total	2,589,386	5,334,035	7,923,421	2,847,048	5,486,768	8,333,816

Schedule of Mortgage Finance Bonds

	As of December 31,
	2025	2024
	MCh$	MCh$
Due within 1 year	55	213
Due after 1 year but within 2 years	-	7
Due after 2 year but within 3 years	-	-
Due after 3 year but within 4 years	-	-
Due after 4 year but within 5 years	-	-
Due after 5 years	-	-
Total mortgage finance bonds	55	220

Schedule of Senior Bonds by Currency
The following table shows senior bonds by currency:

	As of December 31,
	2025	2024
	MCh$	MCh$
Santander bonds in UF	3,822,554	3,830,030
Santander bonds in USD	1,410,129	1,971,887
Santander bonds in CHF	917,621	866,942
Santander bonds in Ch$	1,066,919	827,738
Santander bonds in AUD	91,224	93,244
Current bonds in JPY	177,332	296,831
Santander bonds in EUR	157,971	180,602
Total senior bonds	7,643,750	8,067,274

Schedule of Placement of Senior Bonds
In 2025, the Bank issued bonds for UF 17,540,000, CLP 328,550,000,000, CHF 140,000,000, JPY 14,000,000,000 and USD 20,000,000, detailed as follows:

Series	Currency	Amount	Term (years)	Issuance rate (% annual)	Issuance date	Placement date	Maturity date
BSTD180624	UF	1,300,000	1.9	2.00%	01-10-2025	01-13-2025	12-01-2026
BSTD180624	UF	1,700,000	1.8	2.00%	02-03-2025	02-04-2025	12-01-2026
BSTD230822	UF	100,000	6	3.00%	02-04-2025	02-05-2025	02-01-2031
BSTD230822	UF	200,000	6	3.00%	02-05-2025	02-06-2025	02-01-2031
BSTD120923	UF	800,000	8.6	3.00%	02-06-2025	02-07-2025	09-01-2033
BSTD151023	UF	1,385,000	2.6	2.00%	02-17-2025	02-18-2025	10-01-2027
BSTDA61022	UF	600,000	12.5	3.00%	03-28-2025	03-31-2025	10-01-2037
BSTD120923	UF	300000	8.4	3.00%	03-28-2025	03-31-2025	09-01-2033
BSTD120923	UF	500,000	8.4	3.00%	04-01-2025	04-02-2025	09-01-2033
BSTD120923	UF	100,000	8.4	3.00%	04-02-2025	04-03-2025	09-01-2033
BSTD120923	UF	500,000	8.4	3.00%	04-08-2025	04-10-2025	09-01-2033
BSTD230822	UF	620,000	5.8	3.00%	04-09-2025	04-10-2025	02-01-2031
BSTD120923	UF	20,000	8.4	3.00%	04-09-2025	04-10-2025	09-01-2033
BSTD211024	UF	350000	2	2.00%	04-09-2025	04-10-2025	04-01-2027
BSTD211024	UF	200,000	2	2.00%	04-10-2025	04-11-2025	04-01-2027
BSTD120923	UF	780000	8.4	3.00%	04-15-2025	04-16-2025	09-01-2033
BSTD230822	UF	180,000	5.8	3.00%	04-15-2025	04-16-2025	02-01-2031
BSTDA61022	UF	1,365,000	12.5	3.00%	04-16-2025	04-17-2025	10-01-2037
BSTDA61022	UF	350,000	12.4	3.00%	04-23-2025	04-24-2025	10-01-2037
BSTD211024	UF	148,000	2.3	2.00%	04-24-2025	04-25-2025	04-01-2027
BSTD211024	UF	2,000	1.8	2.00%	04-24-2025	04-25-2025	04-01-2027
BSTDA61022	UF	100,000	12.4	3.00%	05-06-2025	05-07-2025	10-01-2037
BSTD211024	UF	200,000	1.9	2.00%	05-12-2025	05-13-2025	04-01-2027
BSTD230822	UF	510,000	5.5	2.65%	08-07-2025	08-08-2025	02-01-2031
BSTD211024	UF	1,200,000	1.6	2.30%	08-20-2025	08-21-2025	04-01-2027
6XBSTD230822	UF	100,000	5.3	2.65%	10-01-2025	10-02-2025	02-01-2031
continued
NOTE 17 - FINANCIAL LIABILITIES AT AMORTISED COST, continued

Series	Currency	Amount	Term (years)	Issuance rate (% annual)	Issuance date	Placement date	Maturity date
7XBSTD230822	UF	150,000	5.3	2.65	10-01-2025	10-03-2025	02-01-2031
8XBSTD230822	UF	300,000	5.3	2.65	10-01-2025	10-02-2025	02-01-2031
9XBSTD230822	UF	150,000	5.3	2.65	10-07-2025	10-08-2025	02-01-2031
10BSTD230822	UF	400,000	5.3	2.65	10-08-2025	10-09-2025	02-01-2031
11BSTD230822	UF	100,000	5.3	2.65	10-08-2025	10-10-2025	02-01-2031
12BSTD230822	UF	200,000	5.3	2.65	10-10-2025	10-13-2025	02-01-2031
6XBSTD210622	UF	530,000	4.1	2.75	10-20-2025	10-21-2025	12-01-2029
13BSTD230822	UF	400,000	5.3	2.65	10-21-2025	10-22-2025	02-01-2031
0XBSTDBA0225	UF	400,000	6.8	3.00	10-23-2025	10-24-2025	08-01-2032
14BSTD230822	UF	300,000	5.3	2.65	10-27-2025	10-28-2025	02-01-2031
1XBSTD220425	UF	800,000	14.4	3.00	10-28-2025	10-30-2025	04-01-2040
2XBSTD220425	UF	200,000	14.4	3.00	10-28-2025	10-30-2025	04-01-2040
Total UF		17,540,000
BSTD110723	CLP	50,000,000,000	2.2	6.00	05-02-2025	05-03-2025	07-01-2027
BSTDA91122	CLP	30,300,000,000	5.5	6.00	05-14-2025	05-15-2025	11-01-2030
BSTD170624	CLP	3,000,000,000	3	6.00	05-16-2025	05-17-2025	06-01-2028
BSTDA21222	CLP	77,750,000,000	4.0	6.00	05-16-2025	05-17-2025	06-01-2029
BSTD170624	CLP	10,000,000,000	3	6.00	05-20-2025	05-22-2025	06-01-2028
BSTD170624	CLP	5,000,000,000	3	6.00	05-22-2025	05-23-2025	06-01-2028
BSTDA40922	CLP	90,000,000,000	7.8	6.00	05-22-2025	05-23-2025	03-01-2033
BSTD170624	CLP	20,000,000,000	3.0	6.00	06-11-2025	06-13-2025	06-01-2028
1XBSTDBI0525	CLP	40,000,000,000	2.5	6.10	11-12-2025	11-13-2025	05-01-2028
2XBSTDBI0525	CLP	2,500,000,000	2.4	6.10	11-20-2025	11-21-2025	05-01-2028
Total CLP		328,550,000,000
Bono CHF BNP & ZKB	CHF	140,000,000	5.3	1.19	05-12-2025	05-30-2025	08-29-2030
Total CHF		140,000,000
Bono JPY Santander SA	JPY	4,000,000,000	20.0	2.80	04-24-2025	04-29-2025	04-28-2045
Bono JPY Daiwa ESG	JPY	10,000,000,000	3.0	1.50	07-02-2025	07-10-2025	07-10-2028
Total JPY		14,000,000,000
Bono USD SOFR Daiwa	USD	10,000,000	5.0	5.05	06-06-2025	06-13-2025	06-13-2030
XS3257573298	USD	10,000,000	5	4.70	12-17-2025	12-29-2025	12-29-2030
Total USD		20,000,000
NOTE 17 - FINANCIAL LIABILITIES AT AMORTISED COST, continued
In 2024, the Bank issued bonds for UF 21,302,000, CLP 145,550,000,000 and USD 225,000,000, detailed as follows:

Series	Currency	Amount	Term (years)	Issuance rate (% annual)	Issuance date	Placement date	Maturity date
AA13	UF	1,795,000	7.5 years	3.40	09-01-2023	01-03-2024	09-01-2029
AA14	UF	4,567,000	9 years	3.30	12-01-2023	02-07-2024	12-01-2028
W3	UF	3,160,000	6 years	1.60	12-01-2018	01-04-2024	06-01-2026
AA15	UF	1,615,000	9 years	3.20	10-01-2023	05-09-2024	11-01-2030
AA16	UF	3,000,000	6 years	3.20	04-01-2024	07-05-2024	10-01-2026
T21	UF	2,165,000	9 years	2.75	06-01-2022	07-08-2024	12-01-2029
T19	UF	5,000,000	6 years	2.65	08-01-2022	10-17-2024	08-01-2033
Total UF		21,302,000
AA7	CLP	7,350,000,000	5.5 years	6.80	02-24-2023	01-04-2024	08-01-2026
AA10	CLP	25,000,000,000	5.5 years	7.10	03-01-2023	03-25-2024	03-01-2026
AA8	CLP	67,500,000,000	3.5 years	6.70	03-01-2023	01-05-2024	09-01-2027
AA2	CLP	4,000,000,000	6 years	6.20	12-01-2022	01-11-2024	06-01-2029
AA9	CLP	41,700,000,000	8 years	6.30	11-01-2022	01-05-2024	11-01-2030
Total CLP		145,550,000,000
Bonos CHF	CHF	225,000,000	1 year	1.60	01-11-2024	01-25-2024	01-25-2027
Total CHF		225,000,000

Schedule of Repurchase of Senior Bonds and Partial Repurchase
During 2025, the Bank repurchased the following bonds:

Date	Type	Currency	Amount
July 2025	Senior	UF	1,000,000
July 2025	Senior	UF	110,000
During 2024, the Bank repurchased the following bonds:

Date	Type	Currency	Amount
January 2024	Senior	CLP	1,270,000,000
January 2024	Senior	UF	2,137,000
January 2024	Senior	USD	18,368,000
March 2024	Senior	CLP	310,000,000
March 2024	Senior	JPY	10,500,000,000
March 2024	Senior	UF	932,000
June 2024	Senior	UF	216,000
October 2024	Senior	UF	4,365,000
November 2024	Senior	USD	4,938,000
NOTE 17 - FINANCIAL LIABILITIES AT AMORTISED COST, continued

Schedule of Maturities of Senior Bonds	The maturities of senior bonds are as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Due within 1 year	2,365,011	2,646,294
Due after 1 year but within 2 years	1,215,822	1,329,369
Due after 2 year but within 3 years	750,329	991,289
Due after 3 year but within 4 years	642,855	600,858
Due after 4 year but within 5 years	562,375	530,873
Due after 5 years	2,107,358	1,968,591
Total senior bonds	7,643,750	8,067,274

Schedule of Mortgage Bonds per Currency	Detail of mortgage bonds per currency is as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Mortgage bonds in UF	55,295	65,781
Total mortgage bonds	55,295	65,781

Schedule of Mortgage Bonds	The maturities of Mortgage bonds are as follows

	As of December 31,
	2025	2024
	MCh$	MCh$
Due within 1 year	-	-
Due after 1 year but within 2 years	-	-
Due after 2 year but within 3 years	28,984	-
Due after 3 year but within 4 years	-	36,950
Due after 4 year but within 5 years	-	-
Due after 5 years	26,311	28,831
Total Mortgage bonds	55,295	65,781
NOTE 17 - FINANCIAL LIABILITIES AT AMORTISED COST, continued

Schedule of Maturities of Subordinated Bond
The composition of other financial obligations, by maturity, is detailed below:

	As of December 31,
	2025	2024
	MCh$	MCh$
Non-current portion
Due after 1 year but within 2 years	-	-
Due after 2 year but within 3 years	-	-
Due after 3 year but within 4 years	-	-
Due after 4 year but within 5 years	-	-
Due after 5 years	-	-
Non-current portion subtotal	-	-
Current portion
Amounts due to credit card operators	192,107	198,633
Acceptance of letters of credit	30,628	204
Other long-term financial obligations, short-term portion	1,586	1,704
Current portion subtotal	224,321	200,541

Total other financial liabilities	224,321	200,541
The maturities of subordinated bonds

	As of December 31,
	2025	2024
	MCh$	MCh$
Due within 1 year	202,169	-
Due after 1 year but within 2 years	-	201,066
Due after 2 year but within 3 years	124,099	-
Due after 3 year but within 4 years	-	131,208
Due after 4 year but within 5 years	181,378	-
Due after 5 years	1,440,847	1,578,423
Total subordinated bonds	1,948,493	1,910,697